Taxation - Deferred Tax Assets and Liabilities by Jurisdiction (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	€ (340,803)	€ (291,859)	€ (322,755)	€ (533,427)
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(337,700)	(306,394)	(310,165)
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	31,521	28,585	22,830
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(34,624)	(14,050)	(35,420)
Net deferred tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(463,078)	(402,817)	(393,786)
Net deferred tax | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(392,040)	(353,116)	(325,550)
Net deferred tax | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(35,117)	(34,441)	(32,396)
Net deferred tax | Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(35,921)	(15,260)	(35,840)
Tax credit rights
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	60,799	53,601	21,564
Tax credit rights | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	54,340	46,722	15,385
Tax credit rights | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	5,162	5,669	5,759
Tax credit rights | Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	1,297	1,210	420
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	61,476	57,357	49,467
Tax loss carryforwards | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	€ 61,476	€ 57,357	€ 49,467